Investments in Joint Ventures	12 Months Ended
Dec. 31, 2020
Investments accounted for using equity method [abstract]
Investments in Joint Ventures
21	INVESTMENTS IN JOINT VENTURES

	2020	2019
	RMB million	RMB million
Share of net assets	594	627

The movements in investments in joint ventures were as follows:

	2020	2019
	RMB million	RMB million
At January 1	627	577
Additions	—	102
Share of results	(13)	17
Dividend declared during the year	(20)	(69)

At December 31	594	627

Particulars of the principal joint ventures, which are limited liability companies, are as follows:

Company name	Place of establishment and operation and date of establishment	Registered capital		Attributable equity interest		Principal activities
		2020	2019	2020	2019
		Million	Million
Shanghai Technologies Aerospace Co., Ltd. (“Technologies Aerospace”) (note)	PRC/Mainland China September 28, 2004	USD73	USD73	51%	51%	Provision of repair and maintenance services
Shanghai Eastern Union Aviation Wheels & Brakes Maintenance Services Overhaul Engineering Co., Ltd. (“Wheels & Brakes”)	PRC/Mainland China December 28, 1995	USD2	USD2	40%	40%	Provision of spare parts repair and maintenance services
Eastern China Kaiya System Integration Co., Ltd. (“China Kaiya”)	PRC/Mainland China May 21, 1999	RMB10	RMB10	41%	41%	Provision of computer system development and maintenance services
CAE Melbourne Flight Training Pty Ltd. (“CAE Melbourne”)	Australia March 9, 2007	AUD11	AUD11	50%	50%	Provision of flight training services
Shanghai Hute Aviation Technology Co., Ltd. (“Shanghai Hute”)	PRC/Mainland China April 9, 2003	RMB30	RMB30	50%	50%	Provision of equipment maintenance services
Xi’an CEA SAFRAN Landing Systems Services Co., Ltd. (“XIESA”)	PRC/Mainland China July 12, 2017	USD40	USD40	50%	50%	Provision of aircraft, engine and other related component maintenance services
Note:
Under a joint venture agreement with a joint venture partner of Technologies Aerospace dated March 10, 2003, the Group and the joint venture partner have agreed to share the control over the economic activities of Technologies Aerospace. Any strategic financial and operating decisions relating to the activities of Technologies Aerospace require the unanimous consent of the Company and the joint venture partner.

The following table illustrates the aggregate financial information of the Group’s joint ventures that were not individually material:

	2020	2019
	RMB million	RMB million
Share of the joint ventures’ (loss)/profit and total comprehensive income for the year	(13)	17

Aggregate carrying amount of the Group’s interests in the joint ventures	594	627